INVENTORIES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES

4. INVENTORIES

Inventories consisted of the following at September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
Finished goods – health supplements	$103,334	$45,535
Drugs, pharmaceutical and nutritional products	105,304	109,808
Food and beverage, hotel supplies and consumables	110,967	52,642
Total	$319,605	$207,985

5. INVENTORIES

Inventories consisted of the following at December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Finished goods – health supplements	$6,201	$45,535
Drugs, pharmaceutical and nutritional products	122,966	109,808
Food and beverage, hotel supplies and consumables	104,287	52,642
Total	$233,454	$207,985